Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Reconciliation of Net Income (Loss) to Earnings Before Interest, Taxes, Depreciation and Amortization

Below is a reconciliation of CEQP’s net loss to EBITDA (in millions):

	Three Months Ended
	March 31,
	2017	2016
Net loss	$(19.4)	$(93.7)
Add:
Interest and debt expense, net	26.5	36.1
Loss on modification/extinguishment of debt	37.3	—
Benefit for income taxes	(0.1)	—
Depreciation, amortization and accretion	48.4	62.3

EBITDA	$92.7	$4.7

Below is a reconciliation of CEQP’s net loss to EBITDA (in millions):

	Year Ended December 31,
	2016	2015	2014
Net loss	$(192.1)	$(2,303.7)	$(10.4)
Add:
Interest and debt expense, net	125.1	140.1	127.1
(Gain) loss on modification/extinguishment of debt	(10.0)	20.0	—
Provision (benefit) for income taxes	0.3	(1.4)	1.1
Depreciation, amortization and accretion	229.6	300.1	285.3

EBITDA	$152.9	$(1,844.9)	$403.1

Summary Of Segment Information

	Three Months Ended March 31, 2017
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$368.6	$10.0	$449.5	$—	$828.1
Intersegment revenues	30.3	1.8	(32.1)	—	—
Costs of product/services sold	316.6	—	366.9	—	683.5
Operations and maintenance expense	17.4	1.1	15.2	—	33.7
General and administrative expense	—	—	—	26.4	26.4
Earnings from unconsolidated affiliates, net	1.6	6.5	—	—	8.1
Other income, net	—	—	—	0.1	0.1

EBITDA	$66.5	$17.2	$35.3	$(26.3)	$92.7

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,363.8	$1,080.7	$906.1	$24.2	$4,374.8

	Three Months Ended March 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$238.9	$59.4	$237.7	$—	$536.0
Intersegment revenues	20.5	0.4	(20.9)	—	—
Costs of product/services sold	179.8	2.9	180.7	—	363.4
Operations and maintenance expense	17.8	7.2	16.8	—	41.8
General and administrative expense	—	—	—	23.0	23.0
Goodwill impairment	(8.6)	(13.7)	(87.4)	—	(109.7)
Earnings from unconsolidated affiliates, net	5.1	1.4	—	—	6.5
Other income, net	—	—	—	0.1	0.1

EBITDA	$58.3	$37.4	$(68.1)	$(22.9)	$4.7

	Year Ended December 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,118.8	$165.3	$1,236.4	$—	$2,520.5
Intersegment revenues	108.6	4.2	(112.8)	—	—
Costs of product/services sold	917.0	5.1	1,003.0	—	1,925.1
Operations and maintenance expense	77.0	21.4	59.7	—	158.1
General and administrative expense	—	—	—	88.2	88.2
Loss on long-lived assets, net	(2.0)	(32.2)	(31.4)	—	(65.6)
Goodwill impairment	(8.6)	(44.9)	(109.1)	—	(162.6)
Earnings from unconsolidated affiliates, net	20.3	11.2	—	—	31.5
Other income, net	—	—	—	0.5	0.5

EBITDA	$243.1	$77.1	$(79.6)	$(87.7)	$152.9

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,359.7	$1,094.6	$972.2	$22.4	$4,448.9
Purchases of property, plant and equipment	$76.6	$3.3	$19.1	$1.7	$100.7

	Year Ended December 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,381.0	$266.3	$985.5	$—	$2,632.8
Intersegment revenues	66.7	—	(66.7)	—	—
Costs of product/services sold	1,103.9	20.1	759.5	—	1,883.5
Operations and maintenance expense	89.0	31.7	69.5	—	190.2
General and administrative expense	—	—	—	116.3	116.3
Loss on long-lived assets	(787.3)	(1.6)	(32.3)	—	(821.2)
Goodwill impairment	(329.7)	(623.4)	(453.2)	—	(1,406.3)
Loss from unconsolidated affiliates	(43.4)	(17.4)	—	—	(60.8)
Other income, net	—	—	—	0.6	0.6

EBITDA	$(905.6)	$(427.9)	$(395.7)	$(115.7)	$(1,844.9)

Goodwill	$54.5	$771.2	$259.8	$—	$1,085.5
Total assets	$2,325.2	$2,217.4	$1,083.7	$136.5	$5,762.8
Purchases of property, plant and equipment	$132.7	$26.4	$22.8	$0.8	$182.7

	Year Ended December 31, 2014
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$2,166.8	$264.6	$1,499.9	$—	$3,931.3
Intersegment revenues	50.0	—	(50.0)	—	—
Costs of product/services sold	1,859.9	33.3	1,272.1	—	3,165.3
Operations and maintenance expense	102.8	28.8	71.7	—	203.3
General and administrative expense	—	—	—	100.2	100.2
Gain (loss) on long-lived assets	(32.7)	33.8	(3.0)	—	(1.9)
Goodwill impairment	(18.5)	—	(30.3)	—	(48.8)
Loss on contingent consideration	(8.6)	—	—	—	(8.6)
Earnings (loss) from unconsolidated affiliates	0.5	(1.2)	—	—	(0.7)
Other income, net	—	—	—	0.6	0.6

EBITDA	$194.8	$235.1	$72.8	$(99.6)	$403.1

Purchases of property, plant and equipment	$327.9	$37.0	$50.9	$8.2	$424.0

Crestwood Midstream Partners LP
Reconciliation of Net Income (Loss) to Earnings Before Interest, Taxes, Depreciation and Amortization

Below is a reconciliation of CMLP’s net loss to EBITDA (in millions):

	Three Months Ended
	March 31,
	2017	2016
Net loss	$(21.4)	$(95.3)
Add:
Interest and debt expense, net	26.5	36.1
Loss on modification/extinguishment of debt	37.3	—
Benefit for income taxes	(0.1)	(0.2)
Depreciation, amortization and accretion	51.2	64.9

EBITDA	$93.5	$5.5

Below is a reconciliation of CMLP’s net income (loss) to EBITDA (in millions):

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$(197.5)	$(1,410.6)	$14.7
Add:
Interest and debt expense, net	125.1	130.5	111.4
(Gain) loss on modification/extinguishment of debt	(10.0)	18.9	—
Provision for income taxes	—	—	0.9
Depreciation, amortization and accretion	240.5	278.5	255.4

EBITDA	$158.1	$(982.7)	$382.4

Summary Of Segment Information

	Three Months Ended March 31, 2017
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$368.6	$10.0	$449.5	$—	$828.1
Intersegment revenues	30.3	1.8	(32.1)	—	—
Costs of product/services sold	316.6	—	366.9	—	683.5
Operations and maintenance expense	17.4	1.1	15.2	—	33.7
General and administrative expense	—	—	—	25.5	25.5
Earnings from unconsolidated affiliates, net	1.6	6.5	—	—	8.1

EBITDA	$66.5	$17.2	$35.3	$(25.5)	$93.5

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,562.4	$1,080.7	$906.1	$14.9	$4,564.1

	Three Months Ended March 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$238.9	$59.4	$237.7	$—	$536.0
Intersegment revenues	20.5	0.4	(20.9)	—	—
Costs of product/services sold	179.8	2.9	180.7	—	363.4
Operations and maintenance expense	17.8	7.1	16.8	—	41.7
General and administrative expense	—	—	—	22.2	22.2
Goodwill impairment	(8.6)	(13.7)	(87.4)	—	(109.7)
Earnings from unconsolidated affiliates, net	5.1	1.4	—	—	6.5

EBITDA	$58.3	$37.5	$(68.1)	$(22.2)	$5.5

	Year Ended December 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,118.8	$165.3	$1,236.4	$—	$2,520.5
Intersegment revenues	108.6	4.2	(112.8)	—	—
Costs of product/services sold	917.0	5.1	1,003.0	—	1,925.1
Operations and maintenance expense	77.0	18.3	59.7	—	155.0
General and administrative expense	—	—	—	85.6	85.6
Loss on long-lived assets, net	(2.0)	(32.2)	(31.4)	—	(65.6)
Goodwill impairment	(8.6)	(44.9)	(109.1)	—	(162.6)
Earnings from unconsolidated affiliates, net	20.3	11.2	—	—	31.5

EBITDA	$243.1	$80.2	$(79.6)	$(85.6)	$158.1

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,561.9	$1,094.6	$972.2	$11.9	$4,640.6
Purchases of property, plant and equipment	$76.6	$3.3	$19.1	$1.7	$100.7

	Year Ended December 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,381.0	$266.3	$985.5	$—	$2,632.8
Intersegment revenues	66.7	—	(66.7)	—	—
Costs of product/services sold	1,103.9	20.1	759.5	—	1,883.5
Operations and maintenance expense	89.0	30.2	69.5	—	188.7
General and administrative expense	—	—	—	105.6	105.6
Loss on long-lived assets, net	(194.1)	(1.4)	(32.3)	—	(227.8)
Goodwill impairment	(72.5)	(623.4)	(453.2)	—	(1,149.1)
Loss from unconsolidated affiliates, net	(43.4)	(17.4)	—	—	(60.8)

EBITDA	$(55.2)	$(426.2)	$(395.7)	$(105.6)	$(982.7)

Goodwill	$54.5	$771.2	$259.8	$—	$1,085.5
Total assets	$2,541.6	$2,216.7	$1,083.7	$121.6	$5,963.6
Purchases of property, plant and equipment	$132.7	$26.4	$22.8	$0.8	$182.7

	Year Ended December 31, 2014
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$2,166.8	$250.8	$1,499.9	$—	$3,917.5
Intersegment revenues	50.0	—	(50.0)	—	—
Costs of product/services sold	1,859.9	22.8	1,272.1	—	3,154.8
Operations and maintenance expense	102.8	22.1	70.5	—	195.4
General and administrative expense	—	—	—	91.7	91.7
Gain (loss) on long-lived assets	(32.7)	0.6	(3.0)	—	(35.1)
Goodwill impairment	(18.5)	—	(30.3)	—	(48.8)
Loss on contingent consideration	(8.6)	—	—	—	(8.6)
Earnings (loss) from unconsolidated affiliates, net	0.5	(1.2)	—	—	(0.7)

EBITDA	$194.8	$205.3	$74.0	$(91.7)	$382.4

Purchases of property, plant and equipment	$327.9	$36.4	$50.9	$6.5	$421.7